RETIREMENT BENEFITS - Expected Rate of Return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected return on assets (as a percent)	7.00%	7.00%
Expected return on plan assets	$ 893	$ 878	$ 863
Expected return on assets (as a percent)	7.00%	7.00%	7.00%
Actual return on plan assets	$ 56
Non-U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected return on plan assets	$ 323	$ 384	$ 396
U.S. pension and postretirement benefit plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected return on assets (as a percent)	7.00%	7.00%	7.00%
Expected return on assets (as a percent)	7.00%	7.00%	7.00%
Actual rate of return (as a percent)	(1.70%)	7.80%	6.00%